UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2011 (Unaudited)
Shares		Value
	COMMON STOCK - 98.9%
	ADVERTISING - 0.9%
14,300	Clear Channel Outdoor Holdings, Inc. - Cl. A *	$ 208,065
21,900	Interpublic Group of Cos., Inc.	275,283
11,000	Lamar Advertising Co. *	406,340
		889,688
	AEROSPACE/DEFENSE - 0.7%
3,350	Cubic Corp.	192,625
1,100	Esterline Technologies Corp. *	77,792
4,300	L-3 Communications Holdings, Inc.	336,733
300	Moog, Inc. *	13,773
		620,923
	AGRICULTURE - 0.3%
3,300	Lorillard, Inc.	313,533
100	Universal Corp.	4,354
		317,887
	AIRLINES - 0.2%
700	Alaska Air Group, Inc. *	44,394
2,500	Skywest, Inc.	42,300
12,050	U.S. Airways Group, Inc. *	104,956
		191,650
	APPAREL - 1.0%
6,300	Coach, Inc.	327,852
1,800	CROCS, Inc. *	32,112
575	Deckers Outdoor Corp. *	49,536
200	Oxford Industries, Inc.	6,838
4,300	Timberland Co. *	177,547
800	Under Armour, Inc. - Cl. A *	54,440
2,500	VF Corp.	246,325
600	Warnaco Group, Inc. *	34,314
1,400	Wolverine World Wide, Inc.	52,192
		981,156
	AUTO PARTS & EQUIPMENT - 0.9%
500	Cooper Tire & Rubber Co.	12,875
3,300	Dana Holding Corp. *	57,387
900	Standard Motor Products, Inc.	12,447
1,500	Tenneco, Inc. *	63,675
3,600	Titan International, Inc.	95,796
10,700	TRW Automotive Holdings Corp. *	589,356
		831,536
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	BANKS - 3.5%
400	Bancfirst Corp.	$ 17,072
6,000	Banco Latinoamericano de Comercio Exterior SA	104,760
1,200	Bancorp Rhode Island, Inc.	37,044
600	Bank of the Ozarks, Inc.	26,226
700	Cass Information Systems, Inc.	27,503
1,500	Community Bank System, Inc.	36,405
1,100	Community Trust Bancorp, Inc.	30,437
3,200	Enterprise Financial Services Corp.	45,024
17,900	Fifth Third Bancorp	248,452
3,300	Financial Institutions, Inc.	57,750
12,400	FNB Corp.	130,696
25,600	Huntington Bancshares, Inc.	169,984
141,800	KeyCorp	1,259,184
200	Merchants Bancshares, Inc.	5,296
800	Nara Bancorp, Inc. *	7,696
900	Prosperity Bancshares, Inc.	38,493
1,100	Renasant Corp.	18,678
3,500	Republic Bancorp, Inc. - Cl. A	68,180
400	Signature Bank *	22,560
1,600	Southside Bancshares, Inc.	34,240
18,100	SunTrust Banks, Inc.	522,004
5,800	Susquehanna Bancshares, Inc.	54,230
1,900	Texas Capital Bancshares, Inc. *	49,381
5,100	Trustmark Corp.	119,442
1,700	UMB Financial Corp.	63,503
200	Washington Trust Bancorp, Inc.	4,748
1,900	Webster Financial Corp.	40,717
3,200	WesBanco, Inc.	66,272
		3,305,977
	BEVERAGES - 1.1%
200	Boston Beer Co., Inc. *	18,524
2,500	Brown-Forman Corp.	170,750
5,000	Coca-Cola Enterprises, Inc.	136,500
12,800	Constellation Brands, Inc. *	259,584
8,500	Dr Pepper Snapple Group, Inc.	315,860
2,600	Hansen Natural Corp. *	156,598
1,500	National Beverage Corp.	20,595
		1,078,411
	BIOTECHNOLOGY - 1.5%
1,100	Arqule, Inc. *	7,876
4,300	Charles River Laboratories International, Inc. *	165,034
8,650	Enzon Pharmaceuticals, Inc. *	94,285
6,692	Life Technologies Corp. *	350,795
3,600	Medicines Co. *	58,644
14,700	Myriad Genetics, Inc. *	296,205
23,200	SuperGen, Inc. *	71,920
5,000	United Therapeutics Corp. *	335,100
		1,379,859
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	BUILDING MATERIALS - 0.1%
300	Drew Industries, Inc.	$ 6,699
2,900	Gibraltar Industries, Inc. *	34,597
500	Interline Brands, Inc. *	10,200
		51,496
	CHEMICALS - 2.9%
3,700	Albemarle Corp.	221,149
250	Arch Chemicals, Inc.	10,397
800	Balchem Corp.	30,016
13,100	Cabot Corp.	606,399
2,900	Eastman Chemical Co.	288,028
6,950	Ferro Corp. *	115,300
7,500	Huntsman Corp.	130,350
5,200	International Flavors & Fragrances, Inc.	323,960
1,200	Lubrizol Corp.	160,752
600	NewMarket Corp.	94,932
700	PolyOne Corp.	9,947
4,300	PPG Industries, Inc.	409,403
2,450	Rockwood Holdings, Inc. *	120,589
1,200	Sensient Technologies Corp.	43,008
2,250	Westlake Chemical Corp.	126,450
		2,690,680
	COAL - 0.0%
1,150	Cloud Peak Energy, Inc. *	24,828

	COMMERCIAL SERVICES - 3.3%
1,020	ABM Industries, Inc.	25,898
5,000	Advance America Cash Advance Centers, Inc.	26,500
400	Arbitron, Inc.	16,012
500	Bridgepoint Education, Inc. *	8,550
450	Cardtronics, Inc. *	9,158
100	Chemed Corp.	6,661
14,700	Convergys Corp. *	211,092
1,200	Corporate Executive Board Co.	48,444
600	Corvel Corp. *	31,908
2,500	Deluxe Corp.	66,350
500	Forrester Research, Inc.	19,145
16,100	Gartner, Inc. *	670,887
12,500	Great Lakes Dredge & Dock Corp.	95,375
1,800	Insperity, Inc.	54,684
3,100	Kelly Services, Inc. *	67,301
10,200	Manpower, Inc.	641,376
100	MAXIMUS, Inc.	8,117
150	Monro Muffler Brake, Inc.	4,947
800	PDI, Inc. *	6,488
3,300	Providence Service Corp. *	49,434
5,400	Rollins, Inc.	109,620
10,700	RR Donnelley & Sons Co.	202,444
400	SFN Group, Inc. *	5,636
2,700	Sotheby's	142,020
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	COMMERCIAL SERVICES - 3.3% (Cont.)
1,300	Standard Parking Corp. *	$ 23,088
1,800	TeleTech Holdings, Inc. *	34,884
3,300	Towers Watson & Co.	183,018
200	United Rentals, Inc. *	6,656
2,400	Valassis Communications, Inc. *	69,936
10,400	Western Union Co.	216,008
650	Wright Express Corp. *	33,696
		3,095,333
	COMPUTERS - 2.7%
1,300	3D Systems Corp. *	63,115
1,000	Computer Task Group, Inc. *	13,290
1,800	Fortinet, Inc. *	79,200
1,750	Jack Henry & Associates, Inc.	59,308
1,700	Magma Design Automation, Inc. *	11,594
1,950	Manhattan Associates, Inc. *	63,804
12,700	MICROS Systems, Inc. *	627,761
800	MTS Systems Corp.	36,440
4,500	Ness Technologies, Inc. *	28,800
20,800	NetApp, Inc. *	1,002,144
2,400	Netscout Systems, Inc. *	65,568
2,900	Riverbed Technology, Inc. *	109,185
1,900	STEC, Inc. *	38,171
7,800	Teradata Corp. *	395,460
		2,593,840
	COSMETICS/PERSONAL CARE - 0.5%
1,900	Elizabeth Arden, Inc. *	57,019
4,200	Estee Lauder Cos., Inc.	404,712
2,900	Inter Parfums, Inc.	53,679
		515,410
	DISTRIBUTION/WHOLESALE - 1.3%
1,500	Core-Mark Holding Co., Inc. *	49,575
3,300	Genuine Parts Co.	177,012
600	MWI Veterinary Supply, Inc. *	48,408
2,450	Owens & Minor, Inc.	79,576
1,100	United Stationers, Inc.	78,155
5,900	WW Grainger, Inc.	812,312
		1,245,038
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
1,500	Ameriprise Financial, Inc.	$ 91,620
1,000	Asta Funding, Inc.	8,560
250	Cohen & Steers, Inc.	7,420
200	Credit Acceptance Corp. *	14,192
13,300	Discover Financial Services	320,796
12,700	Invesco Ltd.	324,612
900	MarketAxess Holdings, Inc.	21,780
7,800	Nelnet, Inc. - Cl. A	170,274
18,600	Raymond James Financial, Inc.	711,264
25,800	SLM Corp. *	394,740
8,400	T Rowe Price Group, Inc.	557,928
4,100	Waddell & Reed Financial, Inc.	166,501
1,350	World Acceptance Corp. *	88,020
		2,877,707
	ELECTRIC - 4.0%
21,500	AES Corp. *	279,500
28,000	Ameren Corp.	785,960
1,600	Cleco Corp.	54,864
800	El Paso Electric Co. *	24,320
12,700	Integrys Energy Group, Inc.	641,477
2,800	MGE Energy, Inc.	113,372
9,000	Northeast Utilities	311,400
50,000	NV Energy, Inc.	744,500
14,000	Pepco Holdings, Inc.	261,100
8,250	Pinnacle West Capital Corp.	353,017
4,900	PNM Resources, Inc.	73,108
1,600	Portland General Electric Co.	38,032
1,200	Unisource Energy Corp.	43,356
		3,724,006
	ELECTRICAL COMPONENT & EQUIPMENT - 0.3%
1,000	Belden, Inc.	37,550
2,100	EnerSys *	83,475
2,600	GrafTech International Ltd. *	53,638
1,300	Littelfuse, Inc.	74,230
		248,893
	ELECTRONICS - 1.7%
1,900	Coherent, Inc. *	110,409
1,700	Daktronics, Inc.	18,275
260	Dionex Corp. *	30,693
400	II-VI, Inc. *	19,900
19,600	Jabil Circuit, Inc.	400,428
900	Measurement Specialties, Inc. *	30,654
2,000	Mettler-Toledo International, Inc. *	344,000
800	Newport Corp. *	14,264
300	Rofin-Sinar Technologies, Inc. *	11,850
5,800	Tech Data Corp. *	294,988
16,800	Vishay Intertechnology, Inc. *	298,032
		1,573,493
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	ENGINEERING & CONSTRUCTION - 2.3%
7,700	Aecom Technology Corp. *	$ 213,521
7,000	Chicago Bridge & Iron Co.	284,620
3,300	Dycom Industries, Inc. *	57,222
4,900	EMCOR Group, Inc. *	151,753
1,400	Exponent, Inc. *	62,454
4,400	Fluor Corp.	324,104
27,400	KBR, Inc.	1,034,898
1,750	Tutor Perini Corp.	42,630
		2,171,202
	ENVIRONMENTAL CONTROL - 0.0%
300	Clean Harbors, Inc. *	29,598

	FOOD - 2.9%
6,100	B&G Foods, Inc.	114,497
1,500	Calavo Growers, Inc.	32,775
16,700	Corn Products International, Inc.	865,394
3,900	Fresh Del Monte Produce, Inc.	101,829
6,700	Hershey Co.	364,145
27,600	Hormel Foods Corp.	768,384
200	Ingles Markets, Inc.	3,962
1,400	John B. Sanfilippo & Son, Inc. *	16,380
6,300	McCormick & Co., Inc.	301,329
1,000	Nash Finch Co.	37,940
2,000	Senomyx, Inc. *	12,080
10,300	SUPERVALU, Inc.	91,979
		2,710,694
	FOREST PRODUCTS & PAPER - 1.8%
15,700	Boise, Inc.	143,812
1,000	Buckeye Technologies, Inc.	27,230
1,290	Clearwater Paper Corp. *	105,006
4,900	Domtar Corp.	449,722
5,200	International Paper Co.	156,936
26,900	MeadWestvaco Corp.	815,877
700	Neenah Paper, Inc.	15,379
100	Schweitzer-Mauduit International, Inc.	5,061
		1,719,023
	GAS - 1.6%
1,750	Chesapeake Utilities Corp.	72,835
8,300	Energen Corp.	523,896
1,200	Laclede Group, Inc.	45,720
40,000	NiSource, Inc.	767,200
1,800	WGL Holdings, Inc.	70,200
		1,479,851
	HAND/MACHINE TOOLS - 1.0%
700	Franklin Electric Co., Inc.	32,340
10,000	Kennametal, Inc.	390,000
7,200	Stanley Black & Decker, Inc.	551,520
		973,860
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	HEALTHCARE-PRODUCTS - 3.0%
3,100	ABIOMED, Inc. *	$ 45,043
400	Arthrocare Corp. *	13,336
100	Atrion Corp.	17,447
3,400	Bruker Corp. *	70,890
8,500	Caliper Life Sciences, Inc. *	57,460
4,400	Cooper Cos., Inc.	305,580
5,200	CR Bard, Inc.	516,412
2,300	Cyberonics, Inc. *	73,163
200	Haemonetics Corp. *	13,108
13,600	Hill-Rom Holdings, Inc.	516,528
300	Integra LifeSciences Holdings Corp. *	14,226
500	Intuitive Surgical, Inc. *	166,730
1,200	Invacare Corp.	37,344
1,000	Masimo Corp.	33,100
2,200	PSS World Medical, Inc. *	59,730
1,300	Sirona Dental Systems, Inc. *	65,208
800	STERIS Corp.	27,632
3,450	Techne Corp.	247,020
6,400	Varian Medical Systems, Inc. *	432,896
3,150	Vital Images, Inc. *	42,556
1,400	Volcano Corp. *	35,840
300	West Pharmaceutical Services, Inc.	13,431
400	Zoll Medical Corp. *	17,924
		2,822,604
	HEALTHCARE-SERVICES - 2.6%
500	Air Methods Corp. *	33,625
400	America Service Group, Inc.	10,256
3,550	AMERIGROUP Corp. *	228,087
15,900	Health Net, Inc. *	519,930
20,300	Humana, Inc. *	1,419,782
100	IPC The Hospitalist Co., Inc. *	4,541
3,550	Kindred Healthcare, Inc. *	84,774
1,100	Magellan Health Services, Inc. *	53,988
3,700	Metropolitan Health Networks, Inc. *	17,501
300	Molina Healthcare, Inc. *	12,000
500	National Healthcare Corp.	23,245
		2,407,729
	HOLDING COMPANIES-DIVERSIFIED - 0.0%
1,300	Compass Diversified Holdings	19,162

	HOME FURNISHINGS - 0.0%
3,500	Select Comfort Corp. *	42,210

	HOUSEHOLD PRODUCTS/WARES - 0.1%
1,800	American Greetings Corp.	42,480
400	CSS Industries, Inc.	7,540
200	Helen of Troy Ltd. *	5,880
1,100	WD-40 Co.	46,574
		102,474
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	HOUSEWARES - 0.6%
8,600	Toro Co.	$ 569,492

	INSURANCE - 4.2%
7,300	Allied World Assurance Co. Holdings Ltd.	457,637
1,600	American Safety Insurance Holdings Ltd. *	34,288
20,500	Assurant, Inc.	789,455
15,400	CNA Financial Corp.	455,070
13,700	Endurance Specialty Holdings Ltd.	668,834
2,400	FBL Financial Grou,p Inc.	73,728
12,900	Hartford Financial Services Group, Inc.	347,397
650	Infinity Property & Casualty Corp.	38,668
800	Kansas City Life Insurance Co.	25,584
6,600	Lincoln National Corp.	198,264
4,150	Montpelier Re Holdings Ltd.	73,330
1,700	Platinum Underwriters Holdings Ltd.	64,753
23,900	Progressive Corp.	505,007
400	RLI Corp.	23,060
2,100	Torchmark Corp.	139,608
3,800	Universal American Corp.	87,058
		3,981,741
	INTERNET - 2.3%
500	AboveNet, Inc.	32,430
5,600	Ancestry.com, Inc. *	198,520
1,000	ePlus, Inc. *	26,610
3,700	F5 Networks, Inc. *	379,509
6,100	IAC/InterActiveCorp *	188,429
1,050	j2 Global Communications, Inc. *	30,985
300	Keynote Systems, Inc.	5,565
6,900	Liberty Media Corp. - Interactive *	110,676
400	Liquidity Services, Inc. *	7,144
1,150	Netflix, Inc. *	272,930
500	NIC, Inc.	6,230
2,000	Perficient, Inc. *	24,020
1,000	priceline.com, Inc. *	506,440
500	Rackspace Hosting, Inc. *	21,425
700	Stamps.com, Inc.	9,345
3,800	TIBCO Software, Inc. *	103,550
2,100	Travelzoo, Inc. *	139,839
8,800	United Online, Inc.	55,484
15,400	Zix Corp. *	56,672
		2,175,803
	INVESTMENT COMPANIES - 0.4%
15,500	Ares Capital Corp.	261,950
3,300	Gladstone Investment Corp.	25,608
12,200	TICC Capital Corp.	132,614
		420,172
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	IRON/STEEL - 1.6%
27,700	AK Steel Holding Corp.	$ 437,106
4,200	Cliffs Natural Resources, Inc.	412,776
2,700	Reliance Steel & Aluminum Co.	156,006
25,700	Steel Dynamics, Inc.	482,389
900	Universal Stainless & Alloy *	30,357
		1,518,634
	LEISURE TIME - 0.3%
4,000	Arctic Cat, Inc. *	62,200
1,000	Interval Leisure Group, Inc. *	16,350
850	Johnson Outdoors, Inc. - Cl. A *	12,912
2,100	Polaris Industries, Inc.	182,742
		274,204
	LODGING - 0.8%
5,800	Wynn Resorts Ltd.	738,050

	MACHINERY-DIVERSIFIED - 1.0%
500	Altra Holdings, Inc. *	11,810
2,500	Applied Industrial Technologies, Inc.	83,150
3,300	Cummins, Inc.	361,746
5,000	Gerber Scientific, Inc. *	46,800
1,200	iRobot Corp. *	39,468
100	Middleby Corp. *	9,322
1,000	NACCO Industries, Inc.	110,670
700	Nordson Corp.	80,542
2,700	Sauer-Danfoss, Inc. *	137,511
350	Tennant Co.	14,714
2,800	Twin Disc, Inc.	90,216
		985,949
	MEDIA - 2.5%
3,100	AH Belo Corp. *	25,916
4,050	Belo Corp. *	35,681
19,500	CBS Corp.	488,280
7,200	DISH Network Corp. *	175,392
2,500	EW Scripps Co. *	24,750
9,600	Factset Research Systems, Inc.	1,005,408
1,000	Fisher Communications, Inc. *	31,080
10,300	Liberty Global, Inc. *	426,523
8,400	Sinclair Broadcast Group, Inc.	105,336
		2,318,366
	METAL FABRICATE/HARDWARE - 1.9%
2,400	Furmanite Corp. *	19,200
1,500	Haynes International, Inc.	83,175
200	Ladish Co., Inc. *	10,930
1,600	LB Foster Co.	68,976
400	Sun Hydraulics Corp.	17,240
29,500	Timken Co.	1,542,850
2,700	Worthington Industries, Inc.	56,484
		1,798,855
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	MINING - 0.3%
1,600	Century Aluminum Co. *	$ 29,888
400	Coeur D'Alene Mines Corp. *	13,912
2,200	Globe Specialty Metals, Inc.	50,072
1,100	Kaiser Aluminum Corp.	54,175
7,500	Titanium Metals Corp. *	139,350
1,400	USEC, Inc. *	6,160
		293,557
	MISCELLANEOUS MANUFACTURING - 2.2%
1,500	Actuant Corp.	43,500
1,700	Brink's Co.	56,287
1,000	CLARCOR, Inc.	44,930
650	Colfax Corp. *	14,917
6,000	Eaton Corp.	332,640
1,200	GP Strategies Corp. *	16,320
3,500	John Bean Technologies Corp.	67,305
1,900	Pall Corp.	109,459
2,400	Park-Ohio Holdings Corp. *	49,584
13,500	Parker Hannifin Corp.	1,278,180
700	Polypore International, Inc. *	40,306
600	Trimas Corp. *	12,900
		2,066,328
	OFFICE FURNISHINGS - 0.1%
1,700	Herman Miller, Inc.	46,733
600	Knoll, Inc.	12,576
		59,309
	OIL & GAS - 6.4%
5,400	Atwood Oceanics, Inc. *	250,722
1,000	Berry Petroleum Co.	50,450
1,950	Brigham Exploration Co. *	72,501
9,600	Cabot Oil & Gas Corp.	508,512
200	Clayton Williams Energy, Inc. *	21,140
5,600	Frontier Oil Corp.	164,192
1,200	FX Energy, Inc. *	10,032
2,900	Georesources, Inc. *	90,683
1,500	Gulfport Energy Corp. *	54,225
10,500	Helmerich & Payne, Inc.	721,245
3,300	Murphy Oil Corp.	242,286
7,700	Newfield Exploration Co. *	585,277
1,400	Noble Energy, Inc.	135,310
2,000	Northern Oil and Gas, Inc. *	53,400
17,000	Patterson-UTI Energy, Inc.	499,630
5,700	Rowan Cos., Inc. *	251,826
2,000	SM Energy Co.	148,380
1,500	Stone Energy Corp. *	50,055
9,800	Tesoro Corp. *	262,934
4,400	Vaalco Energy, Inc. *	34,144
27,700	Valero Energy Corp.	826,014
5,500	W&T Offshore, Inc.	125,345
9,600	Warren Resources, Inc. *	48,864
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	OIL & GAS - 6.4% (Cont.)
2,700	Western Refining, Inc. *	$ 45,765
10,100	Whiting Petroleum Corp. *	741,845
		5,994,777
	OIL & GAS SERVICES - 0.3%
4,400	Basic Energy Services, Inc. *	112,244
200	CARBO Ceramics, Inc.	28,224
2,000	Complete Production Services, Inc. *	63,620
2,000	Matrix Service Co. *	27,800
300	OYO Geospace Corp. *	29,574
1,250	RPC, Inc.	31,650
		293,112
	PHARMACEUTICALS - 2.9%
3,800	Akorn, Inc. *	21,926
11,300	AmerisourceBergen Corp.	447,028
150	Catalyst Health Solutions, Inc. *	8,390
6,500	Depomed, Inc. *	65,260
19,900	Forest Laboratories, Inc. *	642,770
9,300	Herbalife Ltd.	756,648
1,000	Impax Laboratories, Inc. *	25,450
2,200	Jazz Pharmaceuticals, Inc. *	70,070
900	Medicis Pharmaceutical Corp.	28,836
8,200	Nabi Biopharmaceuticals *	47,642
500	Neogen Corp. *	20,690
13,200	Neurocrine Biosciences, Inc. *	100,188
6,900	Osiris Therapeutics, Inc. *	50,094
2,200	Pain Therapeutics, Inc. *	21,032
2,100	Par Pharmaceutical Cos., Inc. *	65,268
1,300	Questcor Pharmaceuticals, Inc. *	18,733
900	Rigel Pharmaceuticals, Inc. *	6,399
7,400	Sciclone Pharmaceuticals, Inc. *	29,896
200	Targacept, Inc. *	5,318
5,400	Viropharma, Inc. *	107,460
3,800	Watson Pharmaceuticals, Inc. *	212,838
		2,751,936
	PIPELINES - 0.3%
4,800	Oneok, Inc.	321,024

	REAL ESTATE - 0.2%
5,400	CB Richard Ellis Group, Inc. - Cl. A *	144,180

	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	REITS - 6.4%
1,500	Agree Realty Corp.	$ 33,675
5,200	American Capital Agency Corp.	151,528
9,300	Annaly Capital Management, Inc.	162,285
10,750	Anworth Mortgage Asset Corp.	76,217
13,100	Ashford Hospitality Trust, Inc.	144,362
1,500	AvalonBay Communities, Inc.	180,120
4,300	Boston Properties, Inc.	407,855
6,600	Brandywine Realty Trust	80,124
81,700	Chimera Investment Corp.	323,532
28,425	CommonWealth REIT	738,197
1,000	Cypress Sharpridge Investments, Inc.	12,680
100	Equity Lifestyle Properties, Inc.	5,765
4,500	Equity Residential	253,845
4,750	Getty Realty Corp.	108,680
3,200	Gladstone Commercial Corp.	58,368
4,200	Hatteras Financial Corp.	118,104
7,200	HCP, Inc.	273,168
3,600	Health Care REIT, Inc.	188,784
1,900	Highwoods Properties, Inc.	66,519
4,500	Hospitality Properties Trust	104,175
3,300	Invesco Mortgage Capital, Inc.	72,105
13,500	Kimco Realty Corp.	247,590
9,500	Lexington Realty Trust	88,825
5,000	Macerich Co.	247,650
8,700	MFA Financial, Inc.	71,340
5,950	Newcastle Investment Corp. *	35,938
1,474	One Liberty Properties, Inc.	22,228
2,150	Post Properties, Inc.	84,388
1,900	PS Business Parks, Inc.	110,086
4,400	Rayonier, Inc.	274,164
9,100	Resource Capital Corp.	59,969
2,000	Tanger Factory Outlet Centers	52,480
9,900	Two Harbors Investment Corp.	103,653
7,900	Ventas, Inc.	428,970
4,024	Vornado Realty Trust	352,100
1,200	Walter Investment Management Corp.	19,356
12,100	Weyerhaeuser Co.	297,660
		6,056,485
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	RETAIL - 5.7%
10,800	Advance Auto Parts, Inc.	$ 708,696
200	ANN, Inc. *	5,822
3,600	Asbury Automotive Group, Inc. *	66,564
2,215	AutoZone, Inc. *	605,935
100	Biglari Holdings, Inc. *	42,355
23,600	Brinker International, Inc.	597,080
4,600	Casual Male Retail Group, Inc. *	22,586
200	Cato Corp.	4,900
900	Cheesecake Factory, Inc. *	27,081
1,500	Chipotle Mexican Grill, Inc. - Cl. A *	408,555
900	Cracker Barrel Old Country Store, Inc.	44,226
1,500	Destination Maternity Corp.	34,605
1,300	Dillard's, Inc.	52,156
200	DSW, Inc. - Cl. A *	7,992
2,500	Ezcorp, Inc. *	78,475
2,000	First Cash Financial Services, Inc. *	77,200
6,300	Foot Locker, Inc.	124,236
300	Genesco, Inc. *	12,060
300	Group 1 Automotive, Inc.	12,840
1,300	HSN, Inc. *	41,639
1,900	Krispy Kreme Doughnuts, Inc. *	13,376
9,800	Ltd Brands, Inc.	322,224
1,100	Nu Skin Enterprises, Inc.	31,625
3,400	PC Connection, Inc. *	30,124
7,600	Pier 1 Imports, Inc. *	77,140
4,550	Pricesmart, Inc.	166,712
2,600	Retail Ventures, Inc. *	44,850
4,300	Ross Stores, Inc.	305,816
2,700	Ruby Tuesday, Inc. *	35,397
2,250	Saks, Inc. *	25,448
400	Sally Beauty Holdings, Inc. *	5,604
9,500	Signet Jewelers Ltd. *	437,190
2,200	Susser Holdings Corp. *	28,798
1,800	Texas Roadhouse, Inc. - Cl. A	30,582
2,000	Ulta Salon Cosmetics & Fragrance, Inc. *	96,260
400	Vitamin Shoppe, Inc. *	13,532
18,300	Williams-Sonoma, Inc.	741,150
850	World Fuel Services Corp.	34,518
		5,415,349
	SAVINGS & LOANS - 0.4%
1,400	BofI Holding, Inc. *	21,728
26,900	People's United Financial, Inc.	338,402
2,300	Provident Financial Services, Inc.	34,040
		394,170
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	SEMICONDUCTORS - 4.3%
28,500	Altera Corp.	$ 1,254,570
12,900	Analog Devices, Inc.	508,002
48,700	Atmel Corp. *	663,781
700	Diodes, Inc. *	23,842
2,400	Entegris, Inc. *	21,048
4,000	Entropic Communications, Inc. *	33,800
7,300	Fairchild Semiconductor International, Inc. - Cl. A *	132,860
6,100	GT Solar International, Inc. *	65,026
500	Hittite Microwave Corp. *	31,885
7,800	International Rectifier Corp. *	257,868
2,500	KLA-Tencor Corp.	118,425
7,600	Lattice Semiconductor Corp. *	44,840
2,150	MIPS Technologies, Inc. *	22,554
1,750	Omnivision Technologies, Inc. *	62,178
6,800	Photronics, Inc. *	60,996
1,200	Semtech Corp. *	30,024
10,800	Silicon Image, Inc. *	96,876
32,400	Teradyne, Inc. *	577,044
1,600	TriQuint Semiconductor, Inc. *	20,656
500	Veeco Instruments, Inc. *	25,420
		4,051,695
	SOFTWARE - 3.8%
2,000	ACI Worldwide, Inc. *	65,600
7,200	ANSYS, Inc. *	390,168
400	Ariba, Inc. *	13,656
200	Athenahealth, Inc. *	9,026
6,300	Autodesk, Inc. *	277,893
1,500	Blackbaud, Inc.	40,860
9,300	CA, Inc.	224,874
13,800	Fiserv, Inc. *	865,536
3,100	Guidance Software, Inc. *	25,978
700	Interactive Intelligence, Inc. *	27,097
3,400	Intuit, Inc. *	180,540
1	JDA Software Group, Inc. *	30
1,400	Medidata Solutions, Inc. *	35,798
3,000	Opnet Technologies, Inc.	116,970
500	Parametric Technology Corp. *	11,245
900	Progress Software Corp. *	26,181
880	QAD, Inc. - Cl. A *	9,478
220	QAD, Inc. - Cl. B *	2,266
200	Quality Systems, Inc.	16,668
15,500	Solera Holdings, Inc.	792,050
2,600	SYNNEX Corp. *	85,098
5,000	Take-Two Interactive Software, Inc. *	76,850
400	Ultimate Software Group, Inc. *	23,500
4,100	VeriFone Systems, Inc. *	225,295
		3,542,657
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	STORAGE/WAREHOUSING - 0.0%
700	Mobile Mini, Inc. *	$ 16,814

	TELECOMMUNICATIONS - 2.3%
250	Acme Packet, Inc. *	17,740
200	ADTRAN, Inc.	8,492
2,300	Anixter International, Inc.	160,747
400	Aruba Networks, Inc. *	13,536
1,300	Black Box Corp.	45,695
300	Consolidated Communications Holdings, Inc.	5,619
3,600	Crown Castle International Corp. *	153,180
300	Finisar Corp. *	7,380
4,000	General Communication, Inc. *	43,760
950	Hypercom Corp. *	11,429
2,400	InterDigital, Inc.	114,504
300	IPG Photonics Corp. *	17,304
800	Loral Space & Communications, Inc. *	62,040
30,600	MetroPCS Communications, Inc. *	496,944
2,300	Plantronics, Inc.	84,226
116,800	Qwest Communications International, Inc.	797,744
4,250	RF Micro Devices, Inc. *	27,243
4,700	USA Mobility, Inc.	68,103
16,100	Vonage Holdings Corp. *	73,416
		2,209,102
	TOYS/GAMES/HOBBIES - 0.2%
4,900	Jakks Pacific, Inc. *	94,815
4,300	Mattel, Inc.	107,199
		202,014
	TRANSPORTATION - 1.6%
1,300	Bristow Group, Inc. *	61,490
2,000	Expeditors International of Washington, Inc.	100,280
900	Genesee & Wyoming, Inc. *	52,380
2,500	Heartland Express, Inc.	43,900
2,050	Old Dominion Freight Line, Inc. *	71,935
3,000	Pacer International, Inc. *	15,780
1,400	PHI, Inc. *	30,968
900	RailAmerica, Inc. *	15,336
8,300	Ryder System, Inc.	419,980
35,600	UTi Worldwide, Inc.	720,544
		1,532,593
	TRUCKING & LEASING - 0.2%
1,500	Amerco, Inc. *	145,500

	WATER - 0.4%
14,300	American Water Works Co., Inc.	401,115

	TOTAL COMMON STOCK (Cost - $77,101,152)	93,389,201

	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 0.7%
638,446	AIM STIT Liquid Assets Portfolio, to yield 0.08% (Cost - $638,446) (a)	$ 638,446

	TOTAL INVESTMENTS - 99.6% (Cost - $77,739,598) (b)	$ 94,027,647
	OTHER ASSETS LESS LIABILITIES - 0.4%	352,155
	NET ASSETS - 100.0%	$ 94,379,802

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2011.
(b) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 17,448,665
	Unrealized depreciation:	(1,160,616)
	Net unrealized appreciation:	$ 16,288,049

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2011 (Unaudited)
Shares				Value
	COMMON STOCK - 65.8%
	ADVERTISING - 0.5%
6,200	Interpublic Group of Cos., Inc.			$ 77,934
500	Omnicom Group, Inc.			24,530
				102,464
	AEROSPACE/DEFENSE - 1.3%
1,100	General Dynamics Corp.			84,216
3,400	Northrop Grumman Corp.			213,214
				297,430
	AGRICULTURE - 1.2%
1,410	Altria Group, Inc.			36,702
1,271	Lorillard, Inc.			120,758
1,610	Philip Morris International, Inc.			105,664
				263,124
	APPAREL - 0.2%
700	Coach, Inc.			36,428

	AUTO PARTS & EQUIPMENT - 0.5%
1,850	TRW Automotive Holdings Corp. *			101,898

	BANKS - 5.1%
1,600	Capital One Financial Corp.			83,136
32,100	Citigroup, Inc. *			141,882
630	Goldman Sachs Group, Inc.			99,836
5,500	Huntington Bancshares, Inc.			36,520
6,740	JPMorgan Chase & Co.			310,714
22,800	KeyCorp			202,464
1,400	M&T Bank Corp.			123,858
4,000	Wells Fargo & Co.			126,800
				1,125,210
	BEVERAGES - 1.1%
1,100	Brown-Forman Corp.			75,130
2,200	Coca-Cola Enterprises, Inc.			60,060
2,700	Dr Pepper Snapple Group, Inc.			100,332
				235,522
	BIOTECHNOLOGY - 1.2%
1,850	Amgen, Inc. *			98,883
1,500	Biogen Idec, Inc. *			110,085
1,300	Gilead Sciences, Inc. *			55,172
				264,140
	CHEMICALS - 1.4%
700	Cabot Corp.			32,403
2,700	EI du Pont de Nemours & Co.			148,419
600	FMC Corp.			50,958
800	PPG Industries, Inc.			76,168
				307,948
	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares				Value
	COMMERCIAL SERVICES - 1.1%
1,850	Automatic Data Processing, Inc.			$ 94,924
1,500	Convergys Corp. *			21,540
600	Manpower, Inc.			37,728
1,300	Visa, Inc. - Cl. A			95,706
				249,898
	COMPUTERS - 5.6%
4,000	Accenture PLC - Cl. A			219,880
1,130	Apple, Inc. *			393,748
1,200	Cognizant Technology Solutions Corp. - Cl. A *			97,680
2,500	International Business Machines Corp.			407,675
700	MICROS Systems, Inc. *			34,601
1,500	NetApp, Inc. *			72,270
				1,225,854
	COSMETICS/PERSONAL CARE - 0.8%
400	Colgate-Palmolive Co.			32,304
1,200	Estee Lauder Cos., Inc.			115,632
402	Procter & Gamble Co.			24,763
				172,699
	DISTRIBUTION/WHOLESALE - 0.6%
900	WW Grainger, Inc.			123,912

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
380	BlackRock, Inc. - Cl. A			76,384
600	Franklin Resources, Inc.			75,048
900	Raymond James Financial, Inc.			34,416
2,700	SLM Corp. *			41,310
				227,158
	ELECTRIC - 1.5%
1,300	Ameren Corp.			36,491
6,600	Duke Energy Corp.			119,790
2,350	Integrys Energy Group, Inc.			118,699
1,500	Pepco Holdings, Inc.			27,975
800	Pinnacle West Capital Corp.			34,232
				337,187
	ELECTRONICS - 0.4%
400	Tech Data Corp. *			20,344
3,600	Vishay Intertechnology, Inc. *			63,864
				84,208
	ENGINEERING & CONSTRUCTION - 0.7%
800	Chicago Bridge & Iron Co. NV			32,528
650	Fluor Corp.			47,879
2,000	KBR, Inc.			75,540
				155,947
	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares				Value
	FOOD - 1.4%
1,750	Corn Products International, Inc.			$ 90,685
600	Hershey Co.			32,610
2,600	Hormel Foods Corp.			72,384
900	Kroger Co.			21,573
800	McCormick & Co., Inc.			38,264
2,200	Sysco Corp.			60,940
				316,456
	FOREST PRODUCTS & PAPER - 0.5%
1,100	Domtar Corp.			100,958

	GAS - 0.7%
1,600	Atmos Energy Corp.			54,560
1,000	Energen Corp.			63,120
2,300	NiSource, Inc.			44,114
				161,794
	HAND/MACHINE TOOLS - 0.4%
1,100	Stanley Black & Decker, Inc.			84,260

	HEALTHCARE-PRODUCTS - 2.5%
1,000	CR Bard, Inc.			99,310
1,600	Hill-Rom Holdings, Inc.			60,768
5,930	Johnson & Johnson			351,353
600	Zimmer Holdings, Inc. *			36,318
				547,749
	HEALTHCARE-SERVICES - 0.9%
700	Aetna, Inc.			26,201
1,850	Humana, Inc. *			129,389
900	UnitedHealth Group, Inc.			40,680
				196,270
	INSURANCE - 2.6%
1,100	Allied World Assurance Co. Holdings Ltd.			68,959
2,500	Assurant, Inc.			96,275
1,300	Assured Guaranty Ltd.			19,370
900	Berkshire Hathaway, Inc. *			75,267
1,500	Chubb Corp.			91,965
1,900	Endurance Specialty Holdings Ltd.			92,758
800	Prudential Financial, Inc.			49,264
650	RenaissanceRe Holdings Ltd.			44,844
400	Travelers Cos., Inc.			23,792
				562,494
	INTERNET - 1.3%
1,100	F5 Networks, Inc. *			112,827
260	Google, Inc. - Cl. A *			152,415
100	Netflix, Inc. *			23,733
				288,975
	IRON/STEEL - 0.4%
1,200	Nucor Corp.			55,224
1,700	Steel Dynamics, Inc.			31,909
				87,133
	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares				Value
	LODGING - 0.2%
400	Wynn Resorts Ltd.			$ 50,900

	MACHINERY-CONSTRUCTION & MINING - 0.3%
600	Caterpillar, Inc.			66,810

	MACHINERY-DIVERSIFIED - 0.5%
1,100	Rockwell Automation, Inc.			104,115

	MEDIA - 1.9%
1,100	DIRECTV *			51,480
4,200	DISH Network Corp. *			102,312
600	Factset Research Systems, Inc.			62,838
1,300	Gannett Co., Inc.			19,799
1,400	Liberty Global, Inc., Cl. A *			57,974
600	Liberty Media Corp. - Capital *			44,202
1,300	News Corp. - Cl. A			22,828
600	Time Warner, Inc.			21,420
600	Viacom, Inc. - Cl. B			27,912
				410,765
	METAL FABRICATE/HARDWARE - 0.7%
3,100	Timken Co.			162,130

	MINING - 0.9%
8,200	Alcoa, Inc.			144,730
1,100	Freeport-McMoRan Copper & Gold, Inc. - Cl. B			61,105
				205,835
	MISCELLANEOUS MANUFACTURING - 2.0%
1,600	Eaton Corp.			88,704
9,700	General Electric Co.			194,485
1	John Bean Technologies Corp.			19
1,550	Parker Hannifin Corp.			146,754
400	Tyco International Ltd.			17,908
				447,870
	OIL & GAS - 6.9%
400	Apache Corp.			52,368
1,800	Chesapeake Energy Corp.			60,336
3,650	Chevron Corp.			392,119
1,600	ConocoPhillips			127,776
400	Devon Energy Corp.			36,708
4,490	Exxon Mobil Corp.			377,744
1,200	Helmerich & Payne, Inc.			82,428
600	Marathon Oil Corp.			31,986
800	Noble Energy, Inc.			77,320
5,900	Patterson-UTI Energy, Inc.			173,401
4,000	Valero Energy Corp.			119,280
				1,531,466
	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares				Value
	OIL & GAS SERVICES - 0.7%
1,000	Halliburton Co.			$ 49,840
1,300	National Oilwell Varco, Inc.			103,051
				152,891
	PHARMACEUTICALS - 3.5%
2,700	AmerisourceBergen Corp.			106,812
900	Cardinal Health, Inc.			37,017
2,250	Eli Lilly & Co.			79,133
1,500	Forest Laboratories, Inc. *			48,450
1,850	Herbalife Ltd.			150,516
2,000	Medco Health Solutions, Inc. *			112,320
11,208	Pfizer, Inc.			227,633
				761,881
	REITS - 1.5%
2,700	Annaly Capital Management, Inc.			47,115
2,200	Brandywine Realty Trust			26,708
12,100	Chimera Investment Corp.			47,916
1,675	CommonWealth REIT			43,500
1,300	HCP, Inc.			49,322
1,600	Hospitality Properties Trust			37,040
800	Public Storage			88,728
				340,329
	RETAIL - 4.1%
400	Advance Auto Parts, Inc.			26,248
3,100	Brinker International, Inc.			78,430
100	Chipotle Mexican Grill, Inc. - Cl. A *			27,237
350	Costco Wholesale Corp.			25,662
1,100	GameStop Corp. - Cl. A *			24,772
1,000	Macy's, Inc.			24,260
450	McDonald's Corp.			34,241
1,300	Ross Stores, Inc.			92,456
500	Signet Jewelers Ltd. *			23,010
3,650	Starbucks Corp.			134,867
500	TJX Cos., Inc.			24,865
4,250	Wal-Mart Stores, Inc.			221,212
1,700	Walgreen Co.			68,238
2,500	Williams-Sonoma, Inc.			101,250
				906,748
	SEMICONDUCTORS - 1.9%
5,300	Altera Corp.			233,306
4,200	Analog Devices, Inc.			165,396
1,600	Teradyne, Inc. *			28,496
				427,198
	SHIPBUILDING - 0.1%
567	Huntington Ingalls Industries, Inc. *			23,517

	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Shares				Value
	SOFTWARE - 2.1%
600	Intuit, Inc. *			$ 31,860
10,640	Microsoft Corp.			269,830
4,700	Oracle Corp.			156,839
				458,529
	TELECOMMUNICATIONS - 2.6%
198	Aviat Networks, Inc. *			1,024
1,300	EchoStar Corp. *			49,205
2,700	QUALCOMM, Inc.			148,041
6,800	Qwest Communications International, Inc.			46,444
600	Telephone & Data Systems, Inc.			20,220
8,000	Verizon Communications, Inc.			308,320
				573,254
	TRANSPORTATION - 0.9%
1,000	Ryder System, Inc.			50,600
600	Union Pacific Corp.			58,998
1,150	United Parcel Service, Inc. - Cl. B			85,468
				195,066
	WATER - 0.1%
1,000	American Water Works Co., Inc.			28,050

	TOTAL COMMON STOCK (Cost - $11,781,319)			14,504,470

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 31.3%
	AGRICULTURE - 0.1%
$ 10,000	Altria Group, Inc.	9.7000	11/10/2018	$ 13,105

	BANKS - 0.2%
35,000	Credit Suisse	5.0000	5/15/2013	37,306
15,000	JPMorgan Chase & Co.	6.0000	1/15/2018	16,466
				53,772
	BEVERAGES - 0.2%
40,000	Coca-Cola Refreshments USA, Inc.	7.3750	3/3/2014	46,350

	CHEMICALS - 0.1%
13,000	EI du Pont de Nemours & Co.	5.0000	1/15/2013	13,844

	COMMERCIAL MBS - 1.0%
94,867	GE Capital Commercial Mortgage Corp. 2002-2A A2	4.9700	8/11/2036	96,456
55,000	Greenwich Capital Commercial Funding Corp. 2004-GG1 A7	5.3170	6/10/2036	58,640
65,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.0500	12/12/2034	67,560
				222,656
	COMPUTERS - 0.3%
35,000	Hewlett-Packard Co.	4.5000	3/1/2013	37,178
20,000	International Business Machines Corp.	5.6000	11/30/2039	20,889
				58,067
	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
$ 40,000	American Express Co.	7.2500	5/20/2014	$ 45,512
10,000	General Electric Capital Corp.	6.7500	3/15/2032	10,913
				56,425
	ELECTRIC - 0.3%
50,000	Florida Power & Light Co.	4.8500	2/1/2013	53,041
20,000	Georgia Power Co.	5.4000	6/1/2040	19,678
				72,719
	FOOD - 0.3%
15,000	Kellogg Co.	7.4500	4/1/2031	18,676
15,000	Kroger Co.	5.5000	2/1/2013	16,038
35,000	Kroger Co.	6.7500	4/15/2012	37,049
				71,763
	MISCELLANEOUS MANUFACTURING - 0.2%
35,000	Honeywell International, Inc.	4.2500	3/1/2013	37,085

	PHARMACEUTICALS - 0.2%
50,000	Wyeth	5.5000	3/15/2013	54,216

	PIPELINES - 0.3%
55,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	59,478

	RETAIL - 0.2%
15,000	McDonald's Corp.	6.3000	10/15/2037	17,102
15,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	17,038
				34,140
	TELECOMMUNICATIONS - 0.6%
70,000	AT&T, Inc.	5.1000	9/15/2014	76,471
60,000	AT&T, Inc.	6.7000	11/15/2013	67,508
				143,979
	TRANSPORTATION - 0.1%
15,000	United Parcel Service, Inc.	6.2000	1/15/2038	16,759

	US GOVERNMENT - 5.2%
420,000	United States Treasury Bond	3.5000	2/15/2039	351,898
5,000	United States Treasury Note	2.1250	2/29/2016	4,977
255,000	United States Treasury Note	2.2500	5/31/2014	261,903
240,500	United States Treasury Note	2.6250	8/15/2020	225,309
45,000	United States Treasury Note	2.7500	2/28/2018	44,597
1,000,000	United States Treasury Strip Principal	0.0000	8/15/2039	257,930
				1,146,614
	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT AGENCY - 9.3%
$ 45,000	Federal Home Loan Banks	5.3750	5/18/2016	$ 51,278
315,000	Federal Home Loan Mortgage Corp.	3.7500	3/27/2019	324,097
45,000	Federal Home Loan Mortgage Corp.	4.3750	7/17/2015	49,146
140,000	Federal Home Loan Mortgage Corp.	4.5000	1/15/2014	152,067
45,000	Federal Home Loan Mortgage Corp.	4.7500	11/17/2015	49,828
55,000	Federal Home Loan Mortgage Corp.	5.1250	7/15/2012	58,238
300,000	Federal National Mortgage Association	1.0000	4/4/2012	301,851
35,000	Federal National Mortgage Association	2.8750	12/11/2013	36,493
65,000	Federal National Mortgage Association	3.6250	2/12/2013	68,314
200,000	Federal National Mortgage Association	4.3750	3/15/2013	213,448
200,000	Federal National Mortgage Association	5.0000	5/11/2017	223,568
460,000	Federal National Mortgage Association	5.3750	7/15/2016	523,149
				2,051,477
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 12.4%
77,275	Federal National Mortgage Association	4.0000	5/1/2014	79,631
9,833	Federal National Mortgage Association	4.0000	10/1/2020	10,170
24,305	Federal National Mortgage Association	4.0000	2/1/2022	25,084
25,995	Federal National Mortgage Association	4.0000	2/1/2025	26,690
66,466	Federal National Mortgage Association	4.0000	7/1/2025	68,222
195,744	Federal National Mortgage Association	4.0000	10/1/2040	192,166
38,751	Federal National Mortgage Association	4.0000	11/1/2040	38,043
41,422	Federal National Mortgage Association	4.5000	11/1/2019	43,623
28,604	Federal National Mortgage Association	4.5000	6/1/2024	29,954
15,218	Federal National Mortgage Association	4.5000	9/1/2035	15,521
59,126	Federal National Mortgage Association	4.5000	11/1/2039	60,081
203,586	Federal National Mortgage Association	4.5000	8/1/2040	206,831
186,706	Federal National Mortgage Association	4.5000	9/1/2040	189,683
202,979	Federal National Mortgage Association	4.5000	10/1/2040	206,214
109,091	Federal National Mortgage Association	4.5000	11/1/2040	110,830
35,214	Federal National Mortgage Association	5.0000	3/1/2023	37,417
87,991	Federal National Mortgage Association	5.0000	9/1/2033	92,400
99,175	Federal National Mortgage Association	5.0000	5/1/2035	104,032
9,052	Federal National Mortgage Association	5.0000	10/1/2035	9,485
117,124	Federal National Mortgage Association	5.0000	2/1/2036	122,722
183,017	Federal National Mortgage Association	5.0000	8/1/2040	191,223
31,010	Federal National Mortgage Association	5.5000	6/1/2022	33,628
71,309	Federal National Mortgage Association	5.5000	11/1/2035	76,432
130,923	Federal National Mortgage Association	5.5000	2/1/2037	140,183
183,949	Federal National Mortgage Association	5.5000	6/1/2038	196,787
42,813	Federal National Mortgage Association	6.0000	3/1/2036	46,919
25,450	Federal National Mortgage Association	6.0000	3/1/2037	27,721
48,287	Federal National Mortgage Association	6.0000	8/1/2037	52,537
16,797	Federal National Mortgage Association	6.0000	5/1/2038	18,275
41,820	Federal National Mortgage Association	6.0000	6/1/2038	45,598
34,243	Federal National Mortgage Association	6.5000	3/1/2037	38,433
1,486	Federal National Mortgage Association	7.0000	6/1/2029	1,683
	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 12.4% (cont.)

$ 52,538	Freddie Mac Gold Pool	4.5000	11/1/2018	$ 55,405
34,898	Freddie Mac Gold Pool	5.0000	12/1/2020	37,145
24,863	Freddie Mac Gold Pool	5.5000	9/1/2036	26,538
48,593	Freddie Mac Gold Pool	6.0000	1/1/2038	52,782
29,724	Freddie Mac Gold Pool	6.0000	4/1/2038	32,267
				2,742,355

	TOTAL BONDS & NOTES (Cost - $6,915,401)			6,894,804
Shares
	SHORT-TERM INVESTMENTS - 2.7%
608,015	AIM STIT Liquid Assets Portfolio, to yield 0.08% (Cost - $608,015) (a)			608,015

	TOTAL INVESTMENTS - 99.8% (Cost - $19,304,735) (b)			$ 22,007,289
	OTHER ASSETS LESS LIABILITIES - 0.2%			43,032
	NET ASSETS - 100.0%			$ 22,050,321

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2011.
(b) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 2,944,668
		Unrealized depreciation:		(242,114)
		Net unrealized appreciation:		$ 2,702,554

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

		Jefferson National Money Market Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2011 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		COMMERCIAL PAPER - 59.9%
$ 3,675,000	*	Amsterdam Funding Corp.	0.2500	5/10/2011	$ 3,674,005
3,000,000	*	Amsterdam Funding Corp.	0.2500	5/18/2011	2,999,021
4,100,000	*	Atlantic Asset Securitization	0.2800	5/9/2011	4,098,788
3,025,000	*	Banco Bilbao Vizcaya	0.2800	4/4/2011	3,024,929
4,125,000	*	Cancara Asset Securitization	0.3000	5/5/2011	4,123,831
3,500,000		Credit Agricole North America	0.3500	4/19/2011	3,499,387
3,500,000	*	Fortis Funding LLC	0.4000	5/20/2011	3,498,093
5,000,000	*	Metlife Short Term Funding	0.2300	4/19/2011	4,999,425
5,000,000	*	Mont Blanc Capital Corp.	0.2400	4/6/2011	4,999,833
4,150,000		Societe Generale North America	0.3200	4/1/2011	4,150,000
4,100,000	*	Solitaire Funding Ltd.	0.2800	4/20/2011	4,099,394
6,675,000	*	Surrey Funding Corp.	0.2400	4/25/2011	6,673,932
6,540,000	*	Thames Asset Global Securitization	0.2300	4/15/2011	6,539,415
5,000,000	*	Victory Receivables Corp.	0.2500	4/8/2011	4,999,757
		TOTAL COMMERCIAL PAPER (Cost - $61,379,810)			61,379,810

		CORPORATE NOTES - 11.8%
3,700,000	+	Benjamin Rose Institute	0.2900	4/7/2011	3,700,000
2,600,000	*,+	M3 Realty LLC	0.3200	4/7/2011	2,600,000
1,900,000	+	S&L Capital LLC	0.3600	4/7/2011	1,900,000
3,900,000	*,+	St Jean Industries, Inc.	0.4400	4/7/2011	3,900,000
		TOTAL CORPORATE NOTES (Cost - $12,100,000)			12,100,000

		MUNICIPAL BONDS - 28.0%
2,150,000	+	East Point Housing Authority VRDN (Village Highlands Apartments), Series 2004	0.2800	4/7/2011	2,150,000
4,200,000	+	Fredericksburg Virginia Economic Development Authority RB VRDN (Student Housing - Eagle Village I), Series 2009B	0.2900	4/7/2011	4,200,000
4,000,000	+	Independence Industrial Development Authority RB Tax-Exempt (Groves & Graceland), Series 1997A	0.3900	4/7/2011	4,000,000
5,000,000	+	Indiana Health & Educational Facilities Financing Authority VRDN (Howard Regional Health System), Series 2005	0.1400	4/1/2011	5,000,000
1,900,000	+	Jackson Township Industrial Development Authority VRDN RB, Series 2008	0.3000	4/7/2011	1,900,000
730,000	+	Kansas City Industrial Development Authority VRDN RB (Crooked Creek Apartments - Phase II), Series 2004B	0.3200	4/7/2011	730,000
		Jefferson National Money Market Portfolio
		PORTFOLIO OF INVESTMENTS (Continued)
		March 31, 2011 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		MUNICIPAL BONDS - 28.0% (Cont.)
$ 1,680,000	+	Ogden City Utah Redevelopment Agency VRDN Refunding, Series 2009B-2	0.3600	4/7/2011	$ 1,680,000
5,000,000	+	Sarasota, Florida VRDN (Glenridge on Palmer Ranch, Inc.-Continued Care Retirement Community), Series 2006	0.1400	4/1/2011	5,000,000
4,000,000	+	Sergeant Bluff Iowa Industrial Development RB (Sioux City Brick & Tile Project), Series 1996	0.3400	4/7/2011	4,000,000
		TOTAL MUNICIPAL BONDS (Cost - $28,660,000)			28,660,000

		TOTAL INVESTMENTS - 99.7% (Cost - $102,139,810) (a)			$ 102,139,810
		OTHER ASSETS LESS LIABILITIES - 0.3%			286,172
		NET ASSETS - 100.0%			$ 102,425,982

* Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2011 these securities amounted to $60,230,423 or 58.80% of net assets
+ Variable rate security - interest rate subject to periodic change.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

RB	Revenue Bonds
VRDN	Variable Rate Demand Note

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

JNF Funds
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Jefferson National Balanced Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,504,470	$ -	$ -	$ 14,504,470
Bonds & Notes	-	6,894,804	-	6,894,804
Money Market Fund	608,015	-	-	608,015
Total	$ 15,112,485	$ 6,894,804	$ -	$ 22,007,289

Jefferson National Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 93,389,201	$ -	$ -	$ 93,389,201
Money Market Fund	638,446	-	-	638,446
Total	$ 94,027,647	$ -	$ -	$ 94,027,647

Jefferson National Money Market Portfolio
Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 61,379,810	$ -	$ 61,379,810
Corporate Notes	-	12,100,000	-	12,100,000
Municipal Bonds	-	28,660,000	-	28,660,000
Total	$ -	$ 102,139,810	$ -	$ 102,139,810
	The portfolios did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/20/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/20/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/20/11